UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Pkwy, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies to:

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 244-6235

Date of fiscal year end: 02/28/2019

Date of reporting period: 05/31/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

STRINGER FUNDS
Stringer Growth Fund
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 98.69%

ALTERNATIVE FUNDS - 4.05%
JPMorgan Managed Futures ETF	64,602	$1,573,705

DEBT FUNDS - 4.01%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	57,105	1,561,251

EQUITY FUNDS - 90.63%
First Trust Dow Jones Internet Index Fund	14,563	1,957,413
Goldman Sachs ActiveBeta International Equity ETF	182,905	5,509,099
Invesco S&P 500 Quality ETF	78,144	2,362,293
iShares Edge MSCI Min Vol Global ETF	23,176	1,941,453
iShares Edge MSCI USA Momentum Factor ETF	43,215	4,758,836
Real Estate Select Sector SPDR Fund	64,675	2,042,436
SPDR MSCI Emerging Markets StrategicFactors ETF	29,865	1,874,029
SPDR Portfolio Mid Cap ETF	46,991	1,634,817
SPDR S&P 400 Mid Cap Value ETF	12,179	1,268,443
SPDR S&P Health Care Equipment ETF	25,335	1,949,022
Vanguard FTSE All-World ex-US ETF	36,636	1,963,323
Vanguard Value ETF	37,498	3,908,791
Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	70,213	2,062,858
WisdomTree International Equity Fund	37,086	2,023,412
		35,256,225

TOTAL EXCHANGE-TRADED FUNDS (Cost $35,426,898)		38,391,181

SHORT TERM INVESTMENTS - 1.29%
Federated Government Obligations Fund - Institutional Shares, 1.61% (a) (Cost $502,555)	502,555	502,555

TOTAL INVESTMENTS (Cost $35,929,453) - 99.98%		$38,893,736
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 0.02%		9,587
NET ASSETS - 100%		$38,903,323

Percentages are stated as a percent of net assets.

(a) Rate shown represents the 7-day yield at May 31, 2018, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
Stringer Moderate Growth Fund
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 96.23%

ALTERNATIVE FUNDS - 3.92%
JPMorgan Managed Futures ETF	13,847	$337,313

DEBT FUNDS - 25.53%
Invesco Variable Rate Preferred ETF	10,128	251,681
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	18,499	505,763
Vanguard Total Bond Market ETF	18,151	1,441,371
		2,198,815
EQUITY FUNDS - 66.78%
First Trust Dow Jones Internet Index Fund	2,573	345,837
Goldman Sachs ActiveBeta International Equity ETF	23,084	695,290
Invesco S&P 500 Quality ETF	11,301	341,629
iShares Edge MSCI Min Vol Global ETF	4,025	337,174
iShares Edge MSCI USA Momentum Factor ETF	5,975	657,967
Real Estate Select Sector SPDR Fund	11,057	349,180
SPDR MSCI Emerging Markets StrategicFactors ETF	5,226	327,932
SPDR Portfolio Mid Cap ETF	10,062	350,057
SPDR S&P 400 Mid Cap Value ETF	2,101	218,819
SPDR S&P Health Care Equipment ETF	4,476	344,339
Vanguard FTSE All-World ex-US ETF	7,738	414,679
Vanguard Value ETF	5,797	604,279
Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	14,758	433,590
WisdomTree International Equity Fund	6,069	331,125
		5,751,897

TOTAL EXCHANGE-TRADED FUNDS (Cost $8,288,025)		8,288,025

SHORT TERM INVESTMENTS - 4.58%
Federated Government Obligations Fund - Institutional Shares, 1.61% (a) (Cost $394,617)	394,617	394,617

TOTAL INVESTMENTS (Cost $8,348,429) - 100.81%		$8,682,642
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.81)%		(69,810)
NET ASSETS - 100%		$8,612,832

Percentages are stated as a percent of net assets.

(a) Rate shown represents the 7-day yield at May 31, 2018, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

May 31, 2018 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Stringer Growth Fund (the “Growth Fund”) and the Stringer Moderate Growth Fund (“Moderate Growth Fund”), collectively (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Stringer Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

May 31, 2018 (Unaudited)

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of May 31, 2018.

Growth Fund
Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification(1)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds(2)	$38,391,181	$—	$38,391,181
Money Market Funds	502,555	—	502,555
Totals	$38,893,736	$—	$38,893,736

Moderate Growth Fund
Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification(1)	(Quoted Prices)	Observable Inputs)	Totals
Exchange Traded Funds(2)	$8,288,025	$—	$8,288,025
Money Market Funds	394,617		394,617
Totals	$8,682,642	$—	$8,682,642

(1)	As of and during the three month period ended May 31, 2018, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(2)	All ETFs held in the Funds are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any level during the three month period ended May 31, 2018 for the Funds. It is the Funds’ policy to recognize transfers between levels at the end of the reporting period.

During the three month period ended May 31, 2018, no securities were fair valued.

Exchange Traded Funds – The Funds may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as the Funds, pay their proportionate share of these expenses. Your cost of investing in the Funds will generally be higher than the cost of investing directly in ETFs. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Funds invest in addition to the Funds’ direct fees and expenses.

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2018 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Growth Fund	$35,932,655	$3,224,444	$(263,363)	$2,961,081
Moderate Growth Fund	8,349,656	429,841	(96,855)	332,986

The differences between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds are attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	July 30, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	July 30, 2018